Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities

Note 2—Securities

A summary of amortized cost and estimated fair value of securities available-for-sale and securities held-to-maturity at September 30, 2017 and December 31, 2016 is as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2017
Securities available-for-sale:
U.S. Treasury securities	$100,615	$—	$2,927	$97,688
Obligations of U.S. government agencies	83,508	760	103	84,165
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	112,328	1,049	842	112,535
Issued by FNMA and FHLMC	383,375	2,154	1,487	384,042
Other residential mortgage-backed securities	41,095	234	761	40,568
Commercial mortgage-backed securities	64,776	—	3,786	60,990

Total MBS	601,574	3,437	6,876	598,135
Obligations of states and municipal subdivisions	420,011	3,690	11,485	412,216
Other securities	5,714	248	134	5,828

Total securities available-for-sale	$1,211,422	$8,135	$21,525	$1,198,032

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$425	$26	$—	$451

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Securities available-for-sale:
U.S. Treasury securities	$100,736	$—	$3,951	$96,785
Obligations of U.S. government agencies	97,340	508	320	97,528
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	152,918	1,401	1,166	153,153
Issued by FNMA and FHLMC	267,035	1,499	3,206	265,328
Other residential mortgage-backed securities	48,076	375	890	47,561
Commercial mortgage-backed securities	66,720	—	4,107	62,613

Total MBS	534,749	3,275	9,369	528,655
Obligations of states and municipal subdivisions	438,655	870	28,713	410,812
Other securities	5,580	149	162	5,567

Total securities available-for-sale	$1,177,060	$4,802	$42,515	$1,139,347

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$425	$38	$—	$463

The scheduled contractual maturities of securities available-for-sale and securities held-to-maturity at September 30, 2017 were as follows:

	Available-for-Sale		Held-to-Maturity
(In thousands)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$—	$—	$—	$—
Due after one year through five years	108,620	105,798	425	451
Due after five years through ten years	20,818	21,133	—	—
Due after ten years	474,696	467,138	—	—
Mortgage-backed securities and other securities	607,288	603,963	—	—

Total	$1,211,422	$1,198,032	$425	$451

Proceeds from sales, gross gains and gross losses on sales of securities available for sale for the three and nine months ended September 30, 2017 and 2016 are presented below. There were no other-than-temporary impairment charges included in gross realized losses for the three and nine months ended September 30, 2017 and 2016. The specific identification method is used to reclassify gains and losses out of other comprehensive income at the time of sale.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(In thousands)	2017	2016	2017	2016
Gross realized gains	$1	$1,724	$151	$2,905
Gross realized losses	—	(338)	(313)	(436)

Realized gains (losses) on sale of securities available for sale, net	$1	$1,386	$(162)	$2,469

Securities with a carrying value of $513.4 million and $380.4 million at September 30, 2017 and December 31, 2016, respectively, were pledged to secure public and trust deposits, FHLB borrowings, repurchase agreements and for other purposes as required or permitted by law.

The detail concerning securities classified as available-for-sale with unrealized losses as of September 30, 2017 and December 31, 2016 was as follows:

	Unrealized loss analysis
	Losses < 12 Months		Losses > 12 Months
(In thousands)	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
September 30, 2017
U.S. Treasury securities	$—	$—	$97,688	$2,927
Obligations of U.S. government agencies	138	—	25,784	103
Mortgage-backed securities	218,226	4,108	58,347	2,768
Obligations of states and municipal subdivisions	140,067	4,134	93,325	7,351
Other securities	—	—	4,313	134

Total	$358,431	$8,242	$279,457	$13,283

	Unrealized loss analysis
	Losses < 12 Months		Losses > 12 Months
(In thousands)	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Treasury securities	$96,785	$3,951	$—	$—
Obligations of U.S. government agencies	51,463	277	12,150	43
Mortgage-backed securities	328,374	8,482	17,979	887
Obligations of states and municipal subdivisions	344,708	28,713	—	—
Other securities	—	—	4,216	162

Total	$821,330	$41,423	$34,345	$1,092

There were no securities classified as held-to-maturity with unrealized losses as of September 30, 2017 and December 31, 2016.

As of September 30, 2017 and December 31, 2016, approximately 53% and 75%, respectively, of the fair value of securities in the investment portfolio reflected an unrealized loss. As of September 30, 2017, there were 61 securities that had been in a loss position for more than twelve months, and 82 securities that had been in a loss position for less than 12 months. None of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption of the obligations. The Company has adequate liquidity and, therefore, does not plan to sell and, more likely than not, will not be required to sell these securities before recovery of the indicated impairment. Accordingly, the unrealized losses on these securities have been determined to be temporary.

Note 2—Securities

A summary of amortized cost and estimated fair value of securities available-for-sale and securities held-to-maturity at December 31, 2016 and 2015 is as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Securities available-for-sale:
U.S. treasury securities	$100,736	$—	$3,951	$96,785
Obligations of U.S. government agencies	97,340	508	320	97,528
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	152,918	1,401	1,166	153,153
Issued by FNMA and FHLMC	267,035	1,499	3,206	265,328
Other residential mortgage-backed securities	48,076	375	890	47,561
Commercial mortgage-backed securities	66,720	—	4,107	62,613

Total MBS	534,749	3,275	9,369	528,655
Obligations of states and municipal subdivisions	438,655	870	28,713	410,812
Other securities	5,580	149	162	5,567

Total securities available-for-sale	$1,177,060	$4,802	$42,515	$1,139,347

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$425	$38	$—	$463

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015
Securities available-for-sale:
Obligations of U.S. government agencies	$89,983	$919	$109	$90,793
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	278,560	2,457	827	280,190
Issued by FNMA and FHLMC	120,597	2,045	935	121,707
Other residential mortgage-backed securities	75,861	738	1,022	75,577
Commercial mortgage-backed securities	24,977	—	168	24,809

Total MBS	499,995	5,240	2,952	502,283
Obligations of states and municipal subdivisions	119,295	3,212	187	122,320
Other securities	5,454	54	94	5,414

Total securities available-for-sale	$714,727	$9,425	$3,342	$720,810

Securities held-to-maturity:
Obligations of states and municipal subdivisions	$550	$44	$—	$594

The scheduled contractual maturities of securities available-for-sale and securities held-to-maturity at December 31, 2016 were as follows:

	Available-for-Sale		Held-to-Maturity
(In thousands)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,776	$3,816	$—	$—
Due after one year through five years	110,173	106,436	425	463
Due after five years through ten years	12,669	12,763	—	—
Due after ten years	510,113	482,110	—	—
Mortgage-backed securities and other securities	540,329	534,222	—	—

Total	$1,177,060	$1,139,347	$425	$463

Proceeds from sales, gross gains, and gross losses on sales of securities available for sale for the year ended December 31, 2016, 2015 and 2014 are presented below. There were no other-than-temporary impairment charges included in gross realized losses for the years ended December 31, 2016, 2015 and 2014. The specific identification method is used to reclassify gains and losses out of other comprehensive income at the time of sale.

	For the Year Ended December 31,
(In thousands)	2016	2015	2014
Gross realized gains	$4,172	$1,444	$677
Gross realized losses	(436)	(273)	(18)

Realized gains on sale of securities available for sale, net	$3,736	$1,171	$659

Securities with a carrying value of $380.4 million and $368.3 million at December 31, 2016 and 2015, respectively, were pledged to secure public and trust deposits, FHLB borrowings, repurchase agreements and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2016 and 2015 was as follows:

	Losses < 12 Months		Losses > 12 Months
(In thousands)	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Treasury securities	$96,785	$3,951	$—	$—
Obligations of U.S. government agencies	51,463	277	12,150	43
Mortgage-backed securities	328,374	8,482	17,979	887
Obligations of state and municipal subdivision	344,708	28,713	—	—
Other securities	—	—	4,216	162

Total	$821,330	$41,423	$34,345	$1,092

December 31, 2015
Obligations of U.S. government agencies	$7,850	$109	$—	$—
Mortgage-backed securities	199,548	1,520	39,624	1,432
Obligations of state and municipal subdivision	12,656	187	—	—
Other securities	—	—	4,190	94

Total	$220,054	$1,816	$43,814	$1,526

There were no securities classified as held-to-maturity with unrealized losses as of December 31, 2016 and 2015.

As of December 31, 2016 and 2015, approximately 75% and 37%, respectively of the fair value of securities in the investment portfolio reflected an unrealized loss. As of December 31, 2016, there were 9 securities that had been in a loss position for more than twelve months, and 203 securities that had been in a loss position for less than 12 months. None of the unrealized losses relate to the marketability of the securities or the issuer’s ability to honor redemption of the obligations. The Company has adequate liquidity and, therefore, does not plan to sell and, more likely than not, will not be required to sell these securities before recovery of the indicated impairment. Accordingly, the unrealized losses on these securities have been determined to be temporary.